Restatement of prior period information - Impact On Income Statement (Details) - GBP (£) £ / shares in Units, £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Adoption Of IFRS 17 [Line Items]
Interest income		£ 28,051	£ 17,645	[1],[2]	£ 13,258	[1]
Interest expense		(14,753)	(4,723)	[1],[2]	(2,386)	[1]
Net interest income		13,298	12,922	[1],[2]	10,872	[1]
Fee and commission income		2,926	2,790	[1],[2]	2,608	[1]
Fee and commission expense		(1,095)	(1,070)	[1],[2]	(1,185)	[1]
Net fee and commission income		1,831	1,720	[1],[2]	1,423	[1]
Net trading income (losses)		18,049	(19,987)	[1],[2]	17,200	[1]
Net earned premiums	[1]				8,283
Insurance revenue		3,008	2,461	[1],[2]
Insurance service expense		(2,414)	(3,863)	[1],[2]
Net income from reinsurance contracts held		2	62	[1],[2]
Insurance service result		596	(1,340)	[1],[2]
Other operating income		1,631	1,339	[1],[2]	1,172	[1]
Other income		22,107	(18,268)	[1],[2]	28,078	[1]
Total income		35,405	(5,346)	[1],[2]	38,950	[1]
Insurance claims and changes in insurance and investment contract liabilities	[1]				(21,120)
Net finance (expense) income from insurance, participating investment and reinsurance contracts		(11,684)	15,893	[1],[2]
Movement in third party interests in consolidated funds		(1,109)	1,035	[1],[2]	(1,506)	[1]
Change in non-participating investment contracts		(3,983)	3,959	[1],[2]
Total income, after net finance (expense) income in respect of insurance and investment contracts		18,629	15,541	[1],[2]	16,324	[1]
Operating expenses		(10,823)	(9,237)	[1],[2]	(10,800)	[1]
Impairment (charge) credit		(303)	(1,522)	[1],[2]	1,378	[1]
Profit before tax		7,503	4,782	[3],[4]	6,902	[1]
Tax expense		(1,985)	(859)	[1],[2]	(1,017)	[1]
Profit for the year		5,518	3,923	[1],[2],[5]	5,885	[1]
Profit attributable to ordinary shareholders		4,933	3,389	[1],[2]	5,355	[1]
Profit attributable to other equity holders			438
Profit attributable to equity holders		5,460	3,827	[1],[2]	5,784	[1]
Profit attributable to non-controlling interests		£ 58	£ 96	[1],[2]	£ 101	[1]
Basic earnings per share (in GBP per share)		£ 0.076	£ 0.049	[1],[2]	£ 0.075	[1]
Diluted earnings per share (in GBP per share)		£ 0.075	£ 0.049	[1],[2]	£ 0.075	[1]
As previously reported £m
Adoption Of IFRS 17 [Line Items]
Interest income			£ 17,645
Interest expense			(3,688)
Net interest income			13,957
Fee and commission income			2,835
Fee and commission expense			(1,332)
Net fee and commission income			1,503
Net trading income (losses)			(19,987)
Net earned premiums			9,059
Other operating income			1,276
Other income			(8,149)
Total income			5,808
Insurance claims and changes in insurance and investment contract liabilities			12,401
Total income, after net finance (expense) income in respect of insurance and investment contracts			18,209
Operating expenses			(9,759)
Impairment (charge) credit			(1,522)
Profit before tax			6,928
Tax expense			(1,373)
Profit for the year			5,555
Profit attributable to ordinary shareholders			5,021
Profit attributable to other equity holders			438
Profit attributable to equity holders			5,459
Profit attributable to non-controlling interests			£ 96
Basic earnings per share (in GBP per share)			£ 0.073
Diluted earnings per share (in GBP per share)			£ 0.072
Impact of IFRS 17 (see below) £m
Adoption Of IFRS 17 [Line Items]
Interest income			£ 0
Interest expense			0
Net interest income			0
Fee and commission income			(45)
Fee and commission expense			262
Net fee and commission income			217
Net trading income (losses)			0
Net earned premiums			(9,059)
Insurance revenue			2,461
Insurance service expense			(3,863)
Net income from reinsurance contracts held			62
Insurance service result			(1,340)
Other operating income			63
Other income			(10,119)
Total income			(10,119)
Insurance claims and changes in insurance and investment contract liabilities			(12,401)
Net finance (expense) income from insurance, participating investment and reinsurance contracts			15,893
Movement in third party interests in consolidated funds			0
Change in non-participating investment contracts			3,959
Total income, after net finance (expense) income in respect of insurance and investment contracts			(2,668)
Operating expenses			522
Impairment (charge) credit			0
Profit before tax			(2,146)
Tax expense			514
Profit for the year			(1,632)
Profit attributable to ordinary shareholders			(1,632)
Profit attributable to other equity holders			0
Profit attributable to equity holders			(1,632)
Profit attributable to non-controlling interests			£ 0
Basic earnings per share (in GBP per share)			£ (0.024)
Diluted earnings per share (in GBP per share)			£ (0.023)
Other changes (see note 1) £m
Adoption Of IFRS 17 [Line Items]
Interest income			£ 0
Interest expense			(1,035)
Net interest income			(1,035)
Fee and commission income			0
Fee and commission expense			0
Net fee and commission income			0
Net trading income (losses)			0
Net earned premiums			0
Insurance revenue			0
Insurance service expense			0
Net income from reinsurance contracts held			0
Insurance service result			0
Other operating income			0
Other income			0
Total income			(1,035)
Insurance claims and changes in insurance and investment contract liabilities			0
Net finance (expense) income from insurance, participating investment and reinsurance contracts			0
Movement in third party interests in consolidated funds			1,035
Change in non-participating investment contracts			0
Total income, after net finance (expense) income in respect of insurance and investment contracts			0
Operating expenses			0
Impairment (charge) credit			0
Profit before tax			0
Tax expense			0
Profit for the year			0
Profit attributable to ordinary shareholders			0
Profit attributable to other equity holders			0
Profit attributable to equity holders			0
Profit attributable to non-controlling interests			£ 0
Basic earnings per share (in GBP per share)			£ 0
Diluted earnings per share (in GBP per share)			£ 0

[1]	2 Restated for presentational changes; see note 1.
[2]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[3]	2 Restated for presentational changes; see note 1.
[4]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[5]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.